Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	December 31, 2022	December 31, 2021

Cash	$276,734	$401,327
Short-term bank deposits	3,001	80,000
	$279,735	$481,327